RETIREMENT PLANS (Tables)	12 Months Ended
Apr. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of Multiemployer Plans
Information on the significant multiemployer pension plan in which the Company participates is included in the table below.

					Expiration
		Pension		FIP/RP	of
	Federal	Certified Zone		Status Pending	Collective	Company's
	Identification	Status		or	Bargaining	Contributions
Pension Plan Legal name	Number	2016	2015	Implemented	Arrangement	2017	2016

International Brotherhood of Electrical Workers District No. 9 Pension Plan	93-6074829	Green	Green	No	11/30/2017	$525,523	$366,923